Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
May 31, 2023
PHR-NPRT1-0723
1.802187.119
Common Stocks - 95.5%
	Shares	Value ($)
Biotechnology - 20.9%
Biotechnology - 20.9%
Acelyrin, Inc.	160,830	2,619,921
Acelyrin, Inc. rights (a)(b)	19,543	302,438
Allovir, Inc. (a)(c)	428,400	1,615,068
Alnylam Pharmaceuticals, Inc. (a)	21,371	3,953,849
Apellis Pharmaceuticals, Inc. (a)(c)	60,400	5,185,340
Arcus Biosciences, Inc. (a)	115,100	2,364,154
Argenx SE (a)	15,200	5,920,418
Argenx SE ADR (a)	11,000	4,275,700
Ascendis Pharma A/S sponsored ADR (a)	40,500	3,522,285
Avidity Biosciences, Inc. (a)	355,100	3,771,162
Beam Therapeutics, Inc. (a)(c)	134,700	4,296,930
Biogen, Inc. (a)	55,300	16,391,473
BioInvent International AB (a)	243,054	493,867
Blueprint Medicines Corp. (a)	153,900	8,698,428
Cullinan Oncology, Inc. (a)	53,500	549,980
Cytokinetics, Inc. (a)	85,900	3,237,571
Dyne Therapeutics, Inc. (a)	112,500	1,465,875
Galapagos NV sponsored ADR (a)	36,900	1,526,184
Generation Bio Co. (a)(c)	394,176	1,379,616
Gilead Sciences, Inc.	341,900	26,305,786
Intellia Therapeutics, Inc. (a)	92,900	3,461,454
Krystal Biotech, Inc. (a)	85,200	10,040,820
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	67,514
Legend Biotech Corp. ADR (a)	293,400	18,827,478
Monte Rosa Therapeutics, Inc. (a)(c)	367,700	2,713,626
Natera, Inc. (a)	96,000	4,522,560
PepGen, Inc.	151,400	2,267,972
Prothena Corp. PLC (a)	96,700	6,423,781
PTC Therapeutics, Inc. (a)	276,300	11,596,311
Relay Therapeutics, Inc. (a)(c)	168,000	1,871,520
Sarepta Therapeutics, Inc. (a)	83,600	10,332,960
Synlogic, Inc. (a)(c)	503,000	264,075
uniQure B.V. (a)	150,300	2,899,287
Xencor, Inc. (a)	94,968	2,573,633
XOMA Corp. (a)(c)	53,300	906,100
		176,645,136
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	3,333	804
Life Sciences Tools & Services - 3.3%
Life Sciences Tools & Services - 3.3%
Gerresheimer AG	167,500	18,405,389
Quanterix Corp. (a)	466,800	9,153,948
		27,559,337
Pharmaceuticals - 71.3%
Pharmaceuticals - 71.3%
Arvinas Holding Co. LLC (a)	55,600	1,213,748
AstraZeneca PLC sponsored ADR	1,172,600	85,693,608
Axsome Therapeutics, Inc. (a)(c)	43,400	3,202,052
Bristol-Myers Squibb Co.	137,780	8,878,543
Catalent, Inc. (a)	197,900	7,367,817
Edgewise Therapeutics, Inc. (a)	436,300	4,415,356
Eli Lilly & Co.	324,861	139,514,804
GSK PLC sponsored ADR	536,060	18,011,616
Harmony Biosciences Holdings, Inc. (a)(c)	96,577	3,339,633
Merck & Co., Inc.	728,736	80,459,742
Merck KGaA	124,300	21,623,660
Novartis AG sponsored ADR	118,596	11,414,865
Novo Nordisk A/S Series B sponsored ADR	368,400	59,113,464
Reata Pharmaceuticals, Inc. (a)(c)	38,500	3,466,925
Roche Holding AG (participation certificate)	87,716	27,938,326
Royalty Pharma PLC	954,900	31,263,426
Sanofi SA sponsored ADR	1,170,422	59,714,930
Sosei Group Corp. (a)(c)	181,400	4,081,744
Structure Therapeutics, Inc. ADR (c)	98,000	3,136,000
UCB SA	276,100	24,058,451
Ventyx Biosciences, Inc. (a)	141,000	4,860,270
		602,768,980
TOTAL COMMON STOCKS (Cost $585,239,066)		806,974,257

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Biotechnology - 0.2%
Biotechnology - 0.2%
Castle Creek Biosciences, Inc.:
Series D1 (a)(b)(d)	6,308	1,338,747
Series D2 (a)(b)(d)	85	16,028
		1,354,775
Financial Services - 0.3%
Diversified Financial Services - 0.3%
Paragon Biosciences Emalex Capital, Inc.:
Series C (a)(b)(d)	158,879	1,717,482
Series D1 (b)(d)	14,400	156,096
Series D2 (b)(d)	22,477	230,389
		2,103,967
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(d)	200	46,836
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (a)(b)(d)	5,900	101,716
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,635,756)		3,607,294

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	28,300,780	28,306,440
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	22,410,942	22,413,183
TOTAL MONEY MARKET FUNDS (Cost $50,719,623)		50,719,623

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $639,594,445)	861,301,174
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(16,527,648)
NET ASSETS - 100.0%	844,773,526

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,607,294 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409

Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370

Evozyne LLC Series A	4/09/21	132,573

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	193,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	16,717,912	51,422,119	39,833,591	97,460	-	-	28,306,440	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	7,206,158	58,277,830	43,070,805	8,557	-	-	22,413,183	0.1%
Total	23,924,070	109,699,949	82,904,396	106,017	-	-	50,719,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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